
Prospectus Supplement
July 1, 1999*
----------------------------------------------------------------------------------------------------------------------------------
                                                     Date              Prosp#           (MM/YY
Fund Name                                                                               Printed)
Retail Funds:
IDS Blue Chip Advantage Fund                         4/1/99            S-6025 M         (3/99)
IDS Bond Fund                                        10/30/98          S-6495 M         (10/98)
IDS California Tax-Exempt Fund                       8/28/98           S-6328 M         (8/98)
IDS Cash Management Fund                             9/29/98           S-6320 M         (9/98)
IDS Discovery Fund                                   9/29/98           S-6457 M         (9/98)
IDS Diversified Equity Income Fund                   11/27/98          S-6475 M         (11/98)
IDS Emerging Markets Fund                            12/30/98          S-6354 D         (12/98)
IDS Equity Select Fund                               1/29/99           S-6426 N         (1/99)
IDS Equity Value Fund                                5/28/99           S-6382 G         (5/99)
IDS Extra Income Fund                                7/30/98           S-6370 M         (7/98)
IDS Federal Income Fund                              7/30/98           S-6042 N         (7/98)
IDS Global Balanced Fund                             12/30/98          S-6352 C         (12/98)
IDS Global Bond Fund                                 12/30/98          S-6309 M         (12/98)
IDS Global Growth Fund                               12/30/98          S-6334 M         (12/98)
IDS Growth Fund                                      9/29/98           S-6455 N         (9/98)
IDS High Yield Tax-Exempt Fund                       1/29/99           S-6430 N         (1/99)
IDS Insured Tax-Exempt Fund                          8/28/98           S-6327 M         (8/98)
IDS Intermediate Tax-Exempt Fund                     1/29/99           S-6353 D         (1/99)
IDS International Fund                               12/30/98          S-6140 M         (12/98)
IDS Managed Allocation Fund                          11/27/98          S-6141 N         (11/98)
IDS Massachusetts Tax-Exempt Fund                    8/28/98           S-6328 M         (8/98)
IDS Michigan Tax-Exempt Fund                         8/28/98           S-6328 M         (8/98)
IDS Minnesota Tax-Exempt Fund                        8/28/98           S-6328 M         (8/98)
IDS Mutual                                           11/27/98          S-6326 N         (11/98)
IDS New Dimensions Fund                              9/29/98           S-6440 M         (9/98)
IDS New York Tax-Exempt Fund                         8/28/98           S-6328 M         (8/98)
IDS Ohio Tax-Exempt Fund                             8/28/98           S-6328 M         (8/98)
IDS Precious Metals Fund                             5/28/99           S-6142 N         (5/99)
IDS Progressive Fund                                 11/27/98          S-6449 M         (11/98)
IDS Research Opportunities Fund                      9/29/98           S-6356 D         (9/98)
IDS Selective Fund                                   7/30/98           S-6376 N         (7/98)
IDS Small Company Index Fund                         4/1/99            S-6357 E         (3/99)
IDS Stock Fund                                       11/27/98          S-6351 N         (11/98)
IDS Strategy Aggressive Fund                         5/28/99           S-6381 G         (5/99)
IDS Tax-Exempt Bond Fund                             1/29/99           S-6310 N         (1/99)
IDS Tax-Free Money Fund                              3/1/99            S-6433 M         (2/99)
IDS Utilities Income Fund                            8/28/98           S-6341 M         (8/98)

SHAREHOLDER MEETINGS

At the recent regular meetings, shareholders of the funds listed above approved the following proposals:

1. Change the Fund Name from IDS to AXP. Shareholders of all funds approved the name change from IDS to AXP. AXP is an abbreviated form of the name of the funds investment manager, American Express Financial Corporation. For example, IDS New Dimensions Fund changed to AXP New Dimensions Fund.

2. New Distribution Plan. For Class A, shareholders approved a proposal to change the existing shareholder service agreement to a distribution plan (also known as a 12b-1 plan) and increase the fee from 0.175% to 0.25% of average daily net assets. For Class B, shareholders approved a proposal to convert the existing shareholder service agreement to a distribution plan. In combination with the existing distribution plan of 0.75%, this will increase the combined fee from 0.925% to 1.0% of average daily net assets. Amounts paid under the distribution plan will be used for service and education as well as for advertising materials and programs designed to increase Fund sales.

3. Investment Management Services Agreement. As shown in the following table, five funds voted on a fee increase. Four of those five funds voted on the addition of breakpoints that reduce fee rates as the funds assets grow. In addition, 11 funds voted on adding or changing a performance incentive adjustment.  Under a performance  incentive  adjustment,  the  management fee is calculated as shown in the prospectus or the statement of additional information. The fee is then adjusted for performance. The funds performance is compared to the performance of a Lipper Index of similar funds. If the fund performs better than the index, the fee will increase. If the fund performs worse than the index, the fee will decrease. The maximum increase or decrease is shown in the table.

                                                       Management Fee Changes
-------------------------------- ----------------------- ------------------------------------------------------
                                     Performance                                Fee
Fund                                  Incentive                      (Annual rate; in billions)
                                     Adjustment
-------------------------------- ----------------------- ------------------------------------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
                                    Index/maximum                  Old                        New
                                     adjustment
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Blue Chip                         Lipper Growth and      First $.25 - .44%           First $.25 - .54%
                                  Income Fund Index      next $.25 - .415%           next $.25 - .515%
                                      (maximum           next $.25 - .39%            next $.25 - .49%
                                 adjustment of .08%)     next $.25 - .365%           next $.25 - .465%
                                                         over $1 - .34%              next $1 - .44%
                                                                                     next $1 - .41%
                                                                                     next $3 - .38%
                                                                                     over $6 - .35%
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Cash Management                          NA              First $1 - .31%             First $1 - .36%
Tax-Free Money                                           next $.5 - .293%            next $.5 - .343%
                                                         next $.5 - .275%            next $.5 - .325%
                                                         next $.5 - .258%            next $.5 - .308%
                                                         over $2.5 - .24%            next $1 - .29%
                                                                                     next $3 - .27%
                                                                                     over $6.5 - .25%
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Diversified Equity Income           Lipper Equity                                    *
                                  Income Fund Index
                                       (.08%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Emerging Markets                   Lipper Emerging                                   *
                                 Markets Fund Index
                                       (.12%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Equity Select                    Lipper Growth Fund      First $.5 - .53%            First $1 - .60%
                                    Index (.12%)         next $.5 - .505%            next $1 - .575%
                                                         next $1 - .48%              next $1 - .55%
                                                         next $1 - .455%             next $3 - .525%
                                                         next $3 - .43%              next $6 - .50%
                                                         over $6 - .40%              next $12 - .49%
                                                                                     over $24 - .48%
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Equity Value                      Lipper Growth and                                  *
                                  Income Fund Index
                                       (.08%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Global Balanced                  Lipper Global Fund                                  *
                                    Index (.12%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Global Growth                    Lipper Global Fund                                  *
                                    Index (.12%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Research Opportunities           Lipper Growth Fund                                  *
                                    Index (.12%)
-------------------------------- ----------------------- --------------------------- --------------------------

-------------------------------- ----------------------- --------------------------- --------------------------
Small Company Index               Lipper Small Cap                                   *
                                  Fund Index (.12%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Strategy Aggressive                Lipper Capital                                    *
                                  Appreciation Fund
                                    Index (.12%)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Utilities Income                   Lipper Utility        First $.5 - .53%            First $0.5 - .61%
                                  Fund Index(.08%)       next $.5 - .505%            next $0.5 - .585%
                                                         next $1 - .48%              next $1 - .56%
                                                         next $1 - .455%             next $1 - .535%
                                                         next $3 - .43%              next $3 - .51%
                                                         over $6 - .40%              over $6 - .48%
-------------------------------- ----------------------- --------------------------- --------------------------
* The fee schedule will not change.

4. Fundamental Policies. Shareholders voted to eliminate or modify a number of policies including those regarding potential conflicts of interest; issuing senior securities; transactions with affiliates; investing in other investment companies; pledging or mortgaging assets; investing in issuers with less than 3 years of operating history; investing in exploration or development programs; and investing for purposes of exercising control or management.

5. New Subadvisory Agreement. Shareholders of Managed Allocation and Strategy Aggressive approved a subadvisory agreement with Kenwood Capital Management, LLC, a subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN 55440-0010. Kenwood manages the equity portion of Managed Allocation and a portion of Strategy Aggressive.

6. Change in Investment Objective. Shareholders of Equity Select approved a proposal to change the funds investment objective from growth of capital and income to growth of capital.


S-6233 A (7/99)
*Destroy -next prospectus update